Summary of non-current assets by physical location (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	₨ 1,364,222	₨ 2,303,677
India [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	1,362,703	2,302,389
Other Geographical [member]
IfrsStatementLineItems [Line Items]
Non-current assets	[1]	₨ 1,519	₨ 1,288

[1]	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.